SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of outlines the currency exchange rates

	As of December 31,		Years ended December, 31
	2023	2024	2022	2023	2024
RMB: 1USD	7.0827	7.1884	6.7210	7.0431	7.1182

Schedule of property and equipment estimated useful lives of assets

Category	Estimated Useful Life

Office equipment	3 - 5 years
Motor vehicles	5 - 10 years
Leasehold improvement and decoration	shorter of lease term or economic lives
Buildings	12 -50 years

Schedule of assets measured fair value on a recurring basis

Fair Value Measurement as of December 31, 2023
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	—	106,520	—	106,520
Investments accounted for at fair value	3,260	—	31,211	34,471

Fair Value Measurement as of December 31, 2024
Quoted Prices
	in Active	Significant
	Markets for	Other
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Fair Value
	US$	US$	US$	US$
Short-term investments	560	58,293	—	58,853
Investments accounted for at fair value	1,083	—	30,585	31,668

Schedule of disaggregation of Revenue

	Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Marketing services	37,187	16,722	11,032
Listing services	13,105	7,749	4,693
Leads generation services	15,760	13,499	7,996
Financial services	9,716	4,572	4,964
Other services	4,713	7,473	1,991
Total revenues	80,481	50,015	30,676